FINANCIAL INSTRUMENTS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Fair Value Hedges
Gain (loss) in income	$ 17.8	$ (12.5)	$ 36.8
Foreign exchange contracts | Cost of products sold
Fair Value Hedges
Gain (loss) in income		0.5	(3.4)
Foreign exchange contracts | Marketing, general and administrative expense
Fair Value Hedges
Gain (loss) in income	$ 17.8	$ (13.0)	$ 40.2